Related party transactions - Summary of transactions between the Company and certain significant related parties (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Total Expenses, Balance outstanding	$ 1,322			$ 1,322		$ 993	$ 262
Total Transactions Expenses	4,021	$ 3,046		10,603	$ 6,783	8,692	5,710	$ 6,213
General and administrative expenses	1,626	2,052		4,678	3,987	5,454	3,060	3,248
Exploration expenses	2,395	994		5,925	2,796	3,238	2,650	2,965
Cost allocation in related party transaction			$ 1,300				7,000	6,600
Global Mining (Note a)
Related party transactions
Total Expenses, Balance outstanding	1,249			1,249		993	262
Total Transactions Expenses	3,485	1,879		9,567	5,129	6,776	5,710	6,213
Advances	$ 1,757			$ 1,757		$ 1,855	1,307
Ownership percentage in outstanding common shares	7.10%			7.10%		7.10%
Cost allocation in related party transaction			645,000			$ 645,000	$ 2,400	$ 2,200
Working capital advances			$ 791,000
Ivanhoe Capital Aviation (Note b)
Related party transactions
Total Expenses, Balance outstanding	$ 0			$ 0		0
Total Transactions Expenses	250	1,167		750	1,167	1,417
I Pulse Inc [Member]
Related party transactions
Total Expenses, Balance outstanding	73			73		0
Total Transactions Expenses	286	0		286	0
HPX (Note c)
Related party transactions
Total Expenses, Balance outstanding	0			0		0
Total Transactions Expenses	$ 0	$ 0		$ 0	$ 487	$ 499